Segment Reporting - Schedule of Revenue by Category (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Revenue by Category [Line Items]
Revenue	$ 35,611,761	$ 50,278,937	$ 27,859,228
Wholesale of pre-owned electronic devices [Member]
Schedule of Revenue by Category [Line Items]
Revenue	35,548,886	50,199,955	27,646,484
Retail sales of pre-owned electronic devices [Member]
Schedule of Revenue by Category [Line Items]
Revenue	62,875	73,452	212,555
Device rental [Member]
Schedule of Revenue by Category [Line Items]
Revenue		$ 5,530	$ 189